DISCONTINUED OPERATIONS - Cash flow statement (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DISCONTINUED OPERATIONS
Net cash used in operating activities		R$ (2,908,844)	R$ (600,801)
Net cash from (used in) financing activities of discontinued operations		(174,814)	2,105,924
Net cash from (used in) investing activities	R$ 952,036	3,079,754	(1,503,660)
Net cash provided by discontinued operations	R$ 952,036	R$ (3,904)	R$ 1,463